UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-4375

Name of Fund: Merrill Lynch Florida Municipal Bond Fund of Merrill Lynch
              Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/04

Date of reporting period: 08/01/03 - 01/31/04

Item 1 - Report to Shareholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                Merrill Lynch
                                Florida Municipal
                                Bond Fund

Semi-Annual Report
January 31, 2004

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Florida Municipal Bond Fund

Officers and Trustees

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Joe Grills, Trustee
Herbert I. London, Trustee
Andre F. Perold, Trustee
Roberta Cooper Ramo, Trustee
Robert S. Salomon, Jr., Trustee
Stephen B. Swensrud, Trustee
Kenneth A. Jacob, Senior Vice President
John M. Loffredo, Senior Vice President
Robert D. Sneeden, Vice President
Donald C. Burke, Vice President and Treasurer
Brian D. Stewart, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


2       MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND       JANUARY 31, 2004

A Letter From the President

Dear Shareholder

In my 35 years in the asset management business, 2003 was among the more memorable. The year, which opened with geopolitical turmoil, unrelenting economic uncertainty and a dismal continuation of a three-year equity market slump, vigorously reversed course in the months that followed.

As we entered 2004, the equity markets maintained their positive momentum from year-end 2003. For the six-month and 12-month periods ended January 31, 2004, the Standard & Poor's (S&P) 500 Index returned +15.23% and +34.57%, respectively. In the fixed income markets, investors willing to accept the greatest risk were rewarded the most. This trend held true in the municipal bond market as well, where high yield issues generally outperformed investment grade bonds. For the six-month and 12-month periods ended January 31, 2004, the Lehman Brothers Non-Investment Grade Index of municipal bonds posted respective returns of +9.99% and +15.33%.

The major signposts indicate that we are seeing a shift from economic growth fueled primarily by fiscal and monetary stimulus to a broader-based, self-sustaining economic expansion. Gross domestic product growth, which peaked at an annualized rate of 8.2% in the third quarter of 2003, is estimated at a more sustainable 4% in the fourth quarter. That level of growth is expected to repeat itself in the first quarter of 2004. For its part, the Federal Reserve Board has reiterated its willingness to keep short-term interest rates at current low levels to ensure the economy's strength.

Accompanying the increase in economic activity was an improvement in corporate earnings. By the end of January, 298 of the S&P 500 companies had reported their fourth-quarter results, and 67.4% of those exceeded expectations. In the meantime, the American consumer, who continued to spend despite the faltering economy, may get further incentive from another round of Federal tax refunds in 2004.

At Merrill Lynch Investment Managers, we believe the events and efforts of 2003 leave us with a much stronger economy and recent optimism suggests it is time for investors to consider what can go right in 2004. We encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Trustee


        MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND       JANUARY 31, 2004       3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      Our strategy has been and continues to be focused on increasing the Fund's yield while protecting net asset value in what has been a volatile interest rate environment.

Discuss the recent market environment relative to municipal bonds.

Over the past six months, long-term fixed income interest rates generally declined as the U.S. economy gained strength. Gross domestic product growth expanded at an annualized rate of 8.2% in the third quarter of 2003, with fourth-quarter growth estimated at 4.0%. These figures were well above the 1.4% rate of growth registered in the first quarter of 2003. Improving economic conditions benefited equity markets, as the Standard & Poor's 500 Index, a widely recognized measure of U.S. stock market performance, returned +15.23% for the six months ended January 31, 2004. Despite the strong growth, the Federal Reserve Board seemed apt to leave short-term interest rates at their current low levels, citing subdued employment growth and the absence of material inflationary pressures.

While short-term interest rates remained at historic lows, long-term interest rates generally declined over the past six months. At the end of January 2004, long-term U.S. Treasury bond yields stood at 4.96%, having dropped 40 basis points (.40%) from six months earlier. In the tax-exempt bond market, long-term revenue bond yields also fell 40 basis points to 5.02%, as measured by the Bond Buyer Revenue Bond Index. Both 30-year and 10-year Aaa-rated municipal issues -- the highest rated -- saw their yields decrease approximately 50 basis points during the six-month period ended January 31, 2004, as reported by Municipal Market Data.

Although improving U.S. equity valuations took some attention away from fixed income markets, overall demand for tax-exempt products remained positive. With tax-exempt money market rates at or below 1% and low nominal municipal bond yields in general, many investors have moved increasingly further out on the municipal yield curve to generate the desired level of tax-exempt income. This gravitation toward longer maturities helped support the strong demand and performance exhibited by tax-exempt products during the period.

The municipal bond market's performance also benefited from a notable improvement in supply/demand dynamics. In recent months, the pace of new municipal bond issuance has greatly declined. For the 12 months ended January 31, 2004, municipalities issued more than $375 billion in new securities, an increase of approximately 5% compared to last year's issuance. Clearly, municipalities viewed the historically low interest rates over the past year as an opportunity to finance existing infrastructure needs and to refinance outstanding, higher-coupon debt. Over the past six months, however, new issuance fell 11.5% compared to the same period a year earlier. The decline was even more pronounced in the last three months, with a decrease of more than 13% compared to the same three months last year. This decline in supply helped strengthen the municipal market's positive technical position and enhanced recent performance. New-issue supply is expected to remain manageable in early 2004 and should help support the tax-exempt bond market's position as an attractive fixed income investment alternative.

Describe conditions in the State of Florida.

Overall, conditions in Florida remained favorable. The state maintained solid credit ratings of Aa2 from Moody's, AA+ from Standard & Poor's and AA from Fitch. All three rating agencies held a stable outlook for Florida's finances. This was based on an improving and diverse economy, solid finances, moderate debt and a proactive government that responds to economic downturns quicker than other states.

Florida's economy is bolstered by strong population growth, which is attributed to its attractive physical environment and favorable business climate. Population growth is one reason Florida's economy typically has performed better than the national economy. Although the growth in population has put a strain on services such as education, transportation and health care, it also has allowed the state to recover quickly from the recent sub par economic trends.

Currently, the state's revenues are modestly higher than projected and expenditures remain under control due to strong fiscal oversight. The fiscal year 2004 budget was pressured by only modest revenue increases, but was brought into balance through tight expenditure controls, including outsourcing work and requiring local governments to pick up costs historically incurred by the state. To pay for these additional expenses, municipalities imposed increases to property taxes and/or local sales taxes through voter initiatives.

Florida continues to maintain sound and solid fund balances with consistent General Fund operations. In addition, the


4       MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND       JANUARY 31, 2004
state has a working Capital Reserve Fund and a Budget Stabilization Fund in excess of $1.8 billion. Our strategy in purchasing Florida issues has been to favor insured general obligation bonds and their equivalents rather than uninsured bonds. We believe this is a prudent approach, as there is no meaningful yield offered in exchange for the additional risk associated with uninsured bonds.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended January 31, 2004, the Fund's Class A, Class B, Class C and Class I Shares had total returns of +5.73%, +5.51%, +5.46% and +5.78%, respectively. Results were generally in line with the +5.73% return of the unmanaged benchmark Lehman Brothers Municipal Bond Index for the same period. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.)

The Fund outperformed its comparable Lipper category of Florida Municipal Debt Funds, which had an average return of +4.94% for the six-month period ended January 31, 2004. (Funds in this Lipper category limit their investment to those securities exempt from taxation in the State of Florida.)

What changes were made to the portfolio during the period?

We made no significant changes to the portfolio or our investment strategy in the past six months. We maintained our focus on enhancing income provided to shareholders and seeking to mute the Fund's net asset value volatility. The most volatile part of the yield curve during the period continued to be the 10-year - 15-year sector. During periods of sustained strength in the bond market, we sought to reduce some of our holdings in this maturity range. With the proceeds from the sales, we looked to purchase premium-coupon bonds in the 20-year - 30-year maturity range whenever they became available. Our observations and research reveal that the longer end of the yield curve has held firm. As such, this is where we have found the greatest value. By taking advantage of the steep yield curve, we have successfully been able to enhance the Fund's yield while muting its net asset value volatility.

How would you characterize the portfolio's position at the close of the period?

In our view, the municipal market will continue to be volatile over the next few months. Should interest rates continue to decline, we intend to shift to a more defensive position to prepare the Fund to perform well when interest rates eventually head higher. As long as the municipal yield curve remains steep, we will continue to sell the intermediate part of the curve and use periods of volatility to structure higher-coupon bonds whenever they are attractively priced.

Robert D. Sneeden
Vice President and Portfolio Manager

February 13, 2004


        MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND       JANUARY 31, 2004       5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. All Class B Shares purchased prior to December 1, 2002 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain more current performance information. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                                         10-Year/
                                                       6-Month         12-Month      Since Inception    Standardized
As of January 31, 2004                              Total Return     Total Return      Total Return     30-Day Yield
====================================================================================================================
ML Florida Municipal Bond Fund Class A Shares*          +5.73%          +6.25%            +74.69%           3.92%
--------------------------------------------------------------------------------------------------------------------
ML Florida Municipal Bond Fund Class B Shares*          +5.51           +5.92             +53.70            3.68
--------------------------------------------------------------------------------------------------------------------
ML Florida Municipal Bond Fund Class C Shares*          +5.46           +5.72             +66.68            3.58
--------------------------------------------------------------------------------------------------------------------
ML Florida Municipal Bond Fund Class I Shares*          +5.78           +6.46             +61.68            4.02
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index**                  +5.73           +6.19          +78.50/+91.05          --
--------------------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's 10-year/since inception dates are 10 years for Class B & Class I Shares and from 10/21/94 for Class A & Class C Shares.
** This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds. Ten-year/since inception total returns are for 10 years and from 10/31/94.


6       MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND       JANUARY 31, 2004

Performance Data (concluded)

Average Annual Total Return

                                               Return Without      Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 1/31/04                              +6.25%            +2.00%
--------------------------------------------------------------------------------
Five Years Ended 1/31/04                            +4.71             +3.86
--------------------------------------------------------------------------------
Inception (10/21/94)
through 1/31/04                                     +6.20             +5.73
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                  Return             Return
                                               Without CDSC        With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 1/31/04                             +5.92%            +1.92%
--------------------------------------------------------------------------------
Five Years Ended 1/31/04                           +4.29             +3.96
--------------------------------------------------------------------------------
Ten Years Ended 1/31/04                            +4.39             +4.39
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                   Return             Return
                                                Without CDSC        With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 1/31/04                              +5.72%            +4.72%
--------------------------------------------------------------------------------
Five Years Ended 1/31/04                            +4.18             +4.18
--------------------------------------------------------------------------------
Inception (10/21/94)
through 1/31/04                                     +5.66             +5.66
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                               Return Without      Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 1/31/04                              +6.46%            +2.20%
--------------------------------------------------------------------------------
Five Years Ended 1/31/04                            +4.82             +3.96
--------------------------------------------------------------------------------
Ten Years Ended 1/31/04                             +4.92             +4.49
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.


        MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND       JANUARY 31, 2004       7

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments                                           (in Thousands)

              S&P       Moody's   Face
              Ratings   Ratings   Amount    Municipal Bonds                                                                Value
=================================================================================================================================
Florida--89.5%
---------------------------------------------------------------------------------------------------------------------------------
              AAA       Aaa       $ 1,095   Altamonte Springs, Florida, Health Facilities Authority, Hospital
                                            Revenue Bonds (Adventist Health Systems--Sunbelt), 7% due 10/01/2014 (d)      $ 1,420
              -------------------------------------------------------------------------------------------------------------------
              NR*       NR*           395   Arbor Greene, Florida, Community Development District,
                                            Special Assessment Revenue Bonds, 6.50% due 5/01/2007                             399
              -------------------------------------------------------------------------------------------------------------------
              NR*       NR*           350   Bonnet Creek Resort, Florida, Community Development District,
                                            Special Assessment Revenue Bonds, 7.50% due 5/01/2034                             372
              -------------------------------------------------------------------------------------------------------------------
              NR*       NR*           115   Brooks of Bonita Springs II, Florida, Community Development
                                            District, Capital Improvement Revenue Bonds, Series B, 6.60%
                                            due 5/01/2007                                                                     116
              -------------------------------------------------------------------------------------------------------------------
                                            Broward County, Florida, HFA, M/F Housing Revenue Refunding
                                            Bonds (Lakeside Apartments Project) (c):
              AAA       NR*         1,100         6.90% due 8/01/2015                                                       1,144
              AAA       NR*         1,100         7% due 2/01/2025                                                          1,142
              -------------------------------------------------------------------------------------------------------------------
              AA-       A3          5,000   Broward County, Florida, Resource Recovery Revenue Refunding
                                            Bonds (Wheelabrator South Broward), Series A, 5.375%
                                            due 12/01/2009                                                                  5,557
              -------------------------------------------------------------------------------------------------------------------
              NR*       Baa3          550   Capital Trust Agency, Florida, Air Cargo Revenue Bonds, AMT,
                                            6.25% due 1/01/2019                                                               557
              -------------------------------------------------------------------------------------------------------------------
              AAA       Aaa           945   Celebration Community Development District, Florida (Special
                                            Assessment), 6% due 5/01/2010 (b)                                                 966
              -------------------------------------------------------------------------------------------------------------------
                                            Citrus County, Florida, Hospital Board Revenue Refunding Bonds
                                            (Citrus Memorial Hospital):
              NR*       Baa3          995         6.25% due 8/15/2023                                                       1,025
              NR*       Baa3        1,500         6.375% due 8/15/2032                                                      1,554
              -------------------------------------------------------------------------------------------------------------------
              NR*       Aaa           495   Clay County, Florida, HFA, S/F Mortgage Revenue Bonds
                                            (Multi-County), AMT, 6.30% due 10/01/2020 (c)(e)                                  532
              -------------------------------------------------------------------------------------------------------------------
              AAA       Aaa           675   Clearwater, Florida, Revenue Bonds (Spring Training Facility),
                                            5.375% due 3/01/2027 (b)                                                          752
              -------------------------------------------------------------------------------------------------------------------
              NR*       Aaa         2,100   Daytona Beach, Florida, Utility System Revenue Refunding
                                            Bonds, Series A, 5% due 11/15/2032 (a)                                          2,171
              -------------------------------------------------------------------------------------------------------------------
              NR*       NR*           910   Double Branch Community, Florida, Development District,
                                            Special Assessment Bonds, Series B-1, 5.60% due 5/01/2007                         913
              -------------------------------------------------------------------------------------------------------------------
              AAA       Aaa         6,760   Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding
                                            Bonds, AMT, 7% due 4/01/2028 (c)(e)                                             7,010
              -------------------------------------------------------------------------------------------------------------------
              NR*       Aaa         3,045   Escambia County, Florida, Health Facilities Authority, Health
                                            Facility Revenue Bonds (Florida Health Care Facility Loan),
                                            5.95% due 7/01/2020 (a)                                                         3,213
              -------------------------------------------------------------------------------------------------------------------
              BBB       Baa2       11,370   Escambia County, Florida, PCR (Champion International
                                            Corporation Project), AMT, 6.90% due 8/01/2022                                 11,843
              -------------------------------------------------------------------------------------------------------------------
              NR*       NR*         1,500   Fiddlers Creek, Florida, Community Development District
                                            Number 2, Special Assessment Revenue Bonds, Series A, 6.375%
                                            due 5/01/2035                                                                   1,537
              -------------------------------------------------------------------------------------------------------------------
              NR*       NR*           975   Fishhawk, Florida, Community Development District II, Special
                                            Assessment Revenue Bonds, Series B, 5% due 11/01/2007                             975
              -------------------------------------------------------------------------------------------------------------------
              NR*       NR*            75   Fleming Island Plantation Community Development District,
                                            Florida, Special Assessment Bonds, Series A, 6.30%
                                            due 2/01/2005                                                                      75
              -------------------------------------------------------------------------------------------------------------------
              AAA       Aaa         2,300   Florida HFA, Homeowner Mortgage Revenue Bonds, AMT, Series 3,
                                            6.35% due 7/01/2028 (b)                                                         2,418
              -------------------------------------------------------------------------------------------------------------------
              AAA       NR*         5,210   Florida HFA, Revenue Bonds, DRIVERS, AMT, Series 189, 12.696%
                                            due 2/01/2035 (a)(g)                                                            5,572
              -------------------------------------------------------------------------------------------------------------------
              AAA       Aaa           795   Florida Housing Finance Corporation, Homeowner Mortgage
                                            Revenue Bonds, Series 10, 5.50% due 7/01/2017 (f)                                 848

Portfolio Abbreviations

To simplify the listings of Merrill Lynch Florida Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT         Alternative Minimum Tax (subject to)
DRIVERS     Derivative Inverse Tax-Exempt Receipts
HFA         Housing Finance Agency
IDA         Industrial Development Authority
M/F         Multi-Family
PCR         Pollution Control Revenue Bonds
S/F         Single-Family


8       MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND       JANUARY 31, 2004

Schedule of Investments (continued)                               (in Thousands)

              S&P       Moody's   Face
              Ratings   Ratings   Amount    Municipal Bonds                                                                Value
=================================================================================================================================
Florida (continued)
---------------------------------------------------------------------------------------------------------------------------------
              AAA       Aaa       $ 1,070   Florida Housing Finance Corporation, Homeowner Mortgage
                                            Revenue Refunding Bonds, AMT, Series 4, 6.25%
                                            due 7/01/2022 (f)                                                             $ 1,136
              -------------------------------------------------------------------------------------------------------------------
              AAA       NR*         5,000   Florida State Board of Education, Lottery Revenue Bonds,
                                            DRIVERS, Series 222, 11.495% due 7/01/2017 (g)(h)                               6,893
              -------------------------------------------------------------------------------------------------------------------
                                            Florida State Governmental Utility Authority, Utility Revenue
                                            Bonds (a):
              AAA       Aaa         1,000         (Citrus Utility System), 5.125% due 10/01/2033                            1,044
              AAA       Aaa         1,000         (Lehigh Utility System), 5.125% due 10/01/2028                            1,046
              AAA       Aaa         1,000         (Lehigh Utility System), 5.125% due 10/01/2033                            1,044
              -------------------------------------------------------------------------------------------------------------------
              AAA       NR*         2,500   Florida State Turnpike Authority, Turnpike Revenue Bonds,
                                            DRIVERS, Series 218, 11.237% due 7/01/2029 (g)(h)                               3,402
              -------------------------------------------------------------------------------------------------------------------
              NR*       NR*         1,000   Gateway Services Community Development District, Florida,
                                            Special Assessment Bonds (Stoneybrook Project), 5.50%
                                            due 7/01/2008                                                                   1,003
              -------------------------------------------------------------------------------------------------------------------
              NR*       NR*         1,000   Harbor Bay, Florida, Community Development District, Capital
                                            Improvement Special Assessment Revenue Bonds, Series A, 7%
                                            due 5/01/2033                                                                   1,058
              -------------------------------------------------------------------------------------------------------------------
              NR*       NR*           600   Heritage Isles Community Development District, Florida,
                                            Special Assessment Revenue Refunding Bonds, 5.90%
                                            due 11/01/2006                                                                    601
              -------------------------------------------------------------------------------------------------------------------
              NR*       NR*           480   Heritage Palms, Florida, Community Development District,
                                            Capital Improvement Revenue Bonds, 6.25% due 11/01/2004                           481
              -------------------------------------------------------------------------------------------------------------------
              A         A3          3,500   Highlands County, Florida, Health Facilities Authority,
                                            Hospital Revenue Bonds (Adventist Health System), Series A,
                                            6% due 11/15/2031                                                               3,710
              -------------------------------------------------------------------------------------------------------------------
                                            Hillsborough County, Florida, IDA, Exempt Facilities Revenue
                                            Bonds (National Gypsum), AMT:
              NR*       NR*         1,000         Series A, 7.125% due 4/01/2030                                            1,078
              NR*       NR*         1,750         Series B, 7.125% due 4/01/2030                                            1,887
              -------------------------------------------------------------------------------------------------------------------
              NR*       Baa1          285   Hillsborough County, Florida, IDA, Hospital Revenue Refunding
                                            Bonds (Tampa General Hospital Project), Series B, 5.25%
                                            due 10/01/2028                                                                    284
              -------------------------------------------------------------------------------------------------------------------
              NR*       NR*         1,000   Islands at Doral, Florida, Special Assessment Bonds, 6.375%
                                            due 5/01/2035                                                                   1,034
              -------------------------------------------------------------------------------------------------------------------
                                            Jacksonville, Florida, Economic Development Commission, Health
                                            Care Facilities Revenue Bonds (Mayo Clinic--Jacksonville):
              AA        Aa2         1,000         Series A, 5.50% due 11/15/2036                                            1,047
              AA        Aa2         2,000         Series B, 5.50% due 11/15/2036                                            2,096
              AAA       Aaa           410         Series B, 5.50% due 11/15/2036 (b)                                          442
              -------------------------------------------------------------------------------------------------------------------
              AA        Aa2         2,800   Jacksonville, Florida, Electric Authority, Electric System
                                            Revenue Bonds, Series 3-C, 5.50% due 10/01/2030                                 2,940
              -------------------------------------------------------------------------------------------------------------------
              AAA       NR*         3,920   Jacksonville, Florida, Electric Authority, Electric System
                                            Revenue Refunding Bonds, Series Three, 6.0% due 4/01/2005
                                            (b)(i)                                                                          4,179
              -------------------------------------------------------------------------------------------------------------------
              AAA       Aaa         1,200   Jacksonville, Florida, Guaranteed Entitlement Revenue
                                            Refunding and Improvement Bonds, 5.25% due 10/01/2032 (h)                       1,267
              -------------------------------------------------------------------------------------------------------------------
              AAA       Aaa         1,000   Lee County, Florida, IDA, Utility System Revenue Bonds (Bonita
                                            Springs Utilities Inc. Project), AMT, 5% due 11/01/2027 (b)                     1,014
              -------------------------------------------------------------------------------------------------------------------
              BBB+      NR*         2,320   Martin County, Florida, Health Facilities Authority, Hospital
                                            Revenue Bonds (Martin Memorial Medical Center), Series A,
                                            5.875% due 11/15/2032                                                           2,353
              -------------------------------------------------------------------------------------------------------------------
              NR*       NR*         1,000   Mediterra, Florida, South Community Development District,
                                            Capital Improvement Revenue Bonds, Series B, 5.50%
                                            due 5/01/2010                                                                     995
              -------------------------------------------------------------------------------------------------------------------
              AAA       Aaa         3,850   Miami-Dade County, Florida, Expressway Authority, Toll System
                                            Revenue Bonds, 6.375% due 7/01/2010 (h)(i)                                      4,696
              -------------------------------------------------------------------------------------------------------------------
              NR*       NR*           830   Middle Village Community Development District, Florida,
                                            Special Assessment Bonds, Series C, 5.125% due 5/01/2009                          830


        MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND       JANUARY 31, 2004       9

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                               (in Thousands)

              S&P       Moody's   Face
              Ratings   Ratings   Amount    Municipal Bonds                                                                Value
=================================================================================================================================
Florida (concluded)
---------------------------------------------------------------------------------------------------------------------------------
              AAA       Aaa       $ 1,000   Ocoee, Florida, Water and Sewer System Revenue Refunding and Improvement
                                            Bonds, 5.125% due 10/01/2033 (a)                                              $ 1,044
              -------------------------------------------------------------------------------------------------------------------
                                            Orange County, Florida, Health Facilities Authority, Hospital
                                            Revenue Bonds:
              A         A3            500         (Adventist Health System), 6.25% due 11/15/2024                             539
              A-        A2          2,705         (Orlando Regional Healthcare), 6% due 12/01/2028                          2,868
              A-        A2            200         (Orlando Regional Healthcare), 5.75% due 12/01/2032                         207
              -------------------------------------------------------------------------------------------------------------------
              AAA       Aaa         6,500   Orange County, Florida, Tourist Development, Tax Revenue
                                            Bonds, 5.50% due 10/01/2031 (a)                                                 7,035
              -------------------------------------------------------------------------------------------------------------------
              NR*       NR*         1,000   Orlando, Florida, Urban Community Development District,
                                            Capital Improvement Special Assessment Bonds, Series A, 6.95%
                                            due 5/01/2033                                                                   1,060
              -------------------------------------------------------------------------------------------------------------------
              NR*       Aaa         1,265   Osceola County, Florida, Infrastructure Sales Surplus Tax
                                            Revenue Bonds, 5.25% due 10/01/2025 (a)                                         1,337
              -------------------------------------------------------------------------------------------------------------------
              AAA       Aaa           925   Osceola County, Tourist Development Tax Revenue Bonds,
                                            Series A, 5.50% due 10/01/2027 (h)                                              1,001
              -------------------------------------------------------------------------------------------------------------------
              BBB+      NR*           700   Palm Beach County, Florida, Health Facilities Authority,
                                            Retirement Community Revenue Bonds (Acts Obligation Group),
                                            5.625% due 11/15/2020                                                             711
              -------------------------------------------------------------------------------------------------------------------
              NR*       NR*           460   Panther Trace, Florida, Community Development District,
                                            Special Assessment Revenue Bonds, Series B, 6.50%
                                            due 5/01/2009                                                                     465
              -------------------------------------------------------------------------------------------------------------------
                                            Park Place Community Development District, Florida, Special
                                            Assessment Revenue Bonds:
              NR*       NR*           500         6.75% due 5/01/2032                                                         528
              NR*       NR*         1,000         6.375% due 5/01/2034                                                      1,027
              -------------------------------------------------------------------------------------------------------------------
              AAA       Aaa         2,080   Pasco County, Florida, Health Facilities Authority, Gross
                                            Revenue Bonds (Adventist Health System--Sunbelt), 7%
                                            due 10/01/2014 (d)                                                              2,677
              -------------------------------------------------------------------------------------------------------------------
              NR*       A1          2,000   Pinellas County, Florida, Health Facilities Authority Revenue
                                            Bonds (BayCare Health System Inc.), 5.75% due 11/15/2029                        2,082
              -------------------------------------------------------------------------------------------------------------------
              NR*       NR*           805   Reunion East Community Development District, Florida, Special
                                            Assessment, Series B, 5.90% due 11/01/2007                                        808
              -------------------------------------------------------------------------------------------------------------------
              AAA       Aaa         1,000   Saint Johns County, Florida, Transportation Improvement
                                            Revenue Bonds, 5.125% due 10/01/2032 (a)                                        1,044
              -------------------------------------------------------------------------------------------------------------------
              AAA       NR*         2,320   South Broward, Florida, Hospital District Revenue Bonds,
                                            DRIVERS, Series 337, 9.956% due 5/01/2032 (b)(g)                                2,764
              -------------------------------------------------------------------------------------------------------------------
                                            South Lake County, Florida, Hospital District Revenue Bonds
                                            (South Lake Hospital Inc.):
              A-        A2          1,000         5.80% due 10/01/2034                                                      1,026
              NR*       Baa3          995         6.375% due 10/01/2034                                                     1,016
              -------------------------------------------------------------------------------------------------------------------
              NR*       NR*         1,000   Sterling Hill, Florida, Community Development District,
                                            Capital Improvement Revenue Refunding Bonds, Series B, 5.50%
                                            due 11/01/2010                                                                  1,004
              -------------------------------------------------------------------------------------------------------------------
              NR*       NR*           535   Stoneybrook West, Florida, Community Development District,
                                            Special Assessment Revenue Bonds, Series B, 6.45%
                                            due 5/01/2010                                                                     545
              -------------------------------------------------------------------------------------------------------------------
              NR*       NR*           970   Verandah West, Florida, Community Development District,
                                            Capital Improvement Revenue Bonds, Series B, 5.25%
                                            due 5/01/2008                                                                     966
              -------------------------------------------------------------------------------------------------------------------
              AAA       Aaa         1,000   Village Center Community Development District, Florida,
                                            Utility Revenue Bonds, 5.125% due 10/01/2028 (b)                                1,050
              -------------------------------------------------------------------------------------------------------------------
              NR*       NR*         1,500   Vista Lakes Community Development District, Florida, Capital
                                            Improvement Revenue Bonds, Series A, 6.75% due 5/01/2034                        1,577


10      MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND       JANUARY 31, 2004

Schedule of Investments (concluded)                               (in Thousands)

              S&P       Moody's   Face
              Ratings   Ratings   Amount    Municipal Bonds                                                                Value
=================================================================================================================================
Puerto Rico--7.3%
---------------------------------------------------------------------------------------------------------------------------------
                                            Children's Trust Fund Project of Puerto Rico, Tobacco
                                            Settlement Revenue Refunding Bonds:
              BBB       Baa2      $ 1,695         5.375% due 5/15/2033                                                   $  1,617
              BBB       Baa2          580         5.50% due 5/15/2039                                                         541
              -------------------------------------------------------------------------------------------------------------------
              A         Baa1        2,800   Puerto Rico Commonwealth, Highway and Transportation
                                            Authority, Transportation Revenue Refunding Bonds, Series D,
                                            5.75% due 7/01/2041                                                             3,091
              -------------------------------------------------------------------------------------------------------------------
              NR*       Baa3        1,365   Puerto Rico Industrial, Tourist, Educational, Medical and
                                            Environmental Control Facilities Revenue Bonds (Cogeneration
                                            Facility--AES Puerto Rico Project), AMT, 6.625% due 6/01/2026                   1,443
              -------------------------------------------------------------------------------------------------------------------
              BBB+      Baa3        4,000   Puerto Rico Public Finance Corporation, Commonwealth
                                            Appropriation Revenue Bonds, Series E, 5.75% due 8/01/2030                      4,324
              -------------------------------------------------------------------------------------------------------------------
                                            Total Municipal Bonds (Cost--$137,454)--96.8%                                 145,068
              ===================================================================================================================

=================================================================================================================================
                                  Shares
                                  Held      Mutual Funds
              ===================================================================================================================
                                       23   BlackRock Florida Insured Municipal 2008 Term Trust                               377
              -------------------------------------------------------------------------------------------------------------------
                                            Total Mutual Funds (Cost--$379)--0.3%                                             377
              ===================================================================================================================

=================================================================================================================================
                                            Short-Term Investments
              ===================================================================================================================
                                    2,713   Merrill Lynch Institutional Tax-Exempt Fund (j)                                 2,713
              -------------------------------------------------------------------------------------------------------------------
                                            Total Short-Term Investments (Cost--$2,713)--1.8%                               2,713
=================================================================================================================================
              Total Investments (Cost--$140,546)--98.9%                                                                   148,158

              Other Assets Less Liabilities--1.1%                                                                           1,662
                                                                                                                         --------
              Net Assets--100.0%                                                                                         $149,820
                                                                                                                         ========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   FNMA Collateralized.
(d)   Escrowed to maturity.
(e)   GNMA Collateralized.
(f)   FSA Insured.
(g) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 2004.
(h)   FGIC Insured.
(i)   Prerefunded.
(j) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                           Net          Dividend
      Affiliate                                         Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
       Tax-Exempt Fund                                    1,700             $9
      --------------------------------------------------------------------------

*     Not Rated.

      See Notes to Financial Statements.


        MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND       JANUARY 31, 2004      11

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities

As of January 31, 2004
======================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------
                       Investments, at value (identified cost--$140,546,154) ......                      $ 148,157,521
                       Cash .......................................................                             48,168
                       Receivables:
                          Interest ................................................    $   2,586,382
                          Beneficial interest sold ................................          142,991
                          Securities sold .........................................          105,000
                          Dividends ...............................................              529         2,834,902
                                                                                       -------------
                       Prepaid expenses ...........................................                              7,079
                                                                                                         -------------
                       Total assets ...............................................                        151,047,670
                                                                                                         -------------
======================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Securities purchased ....................................          828,190
                          Dividends to shareholders ...............................          192,041
                          Investment adviser ......................................           78,692
                          Beneficial interest redeemed ............................           65,037
                          Distributor .............................................           35,063
                          Other affiliates ........................................           15,744         1,214,767
                                                                                       -------------
                       Accrued expenses and other liabilities .....................                             12,467
                                                                                                         -------------
                       Total liabilities ..........................................                          1,227,234
                                                                                                         -------------
======================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------
                       Net assets .................................................                      $ 149,820,436
                                                                                                         =============
======================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------
                       Class A Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized .....................                      $     585,535
                       Class B Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized .....................                            495,342
                       Class C Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized .....................                            147,632
                       Class I Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized .....................                            217,385
                       Paid-in capital in excess of par ...........................                        149,162,047
                       Undistributed investment income--net .......................    $     118,353
                       Accumulated realized capital losses on investments--net ....       (8,517,225)
                       Unrealized appreciation on investments--net ................        7,611,367
                                                                                       -------------
                       Total accumulated losses--net ..............................                           (787,505)
                                                                                                         -------------
                       Net Assets .................................................                      $ 149,820,436
                                                                                                         =============
======================================================================================================================
Net Asset Value
----------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $60,619,286 and 5,855,352
                        shares of beneficial interest outstanding .................                      $       10.35
                                                                                                         =============
                       Class B--Based on net assets of $51,371,840 and 4,953,421
                        shares of beneficial interest outstanding .................                      $       10.37
                                                                                                         =============
                       Class C--Based on net assets of $15,284,845 and 1,476,322
                        shares of beneficial interest outstanding .................                      $       10.35
                                                                                                         =============
                       Class I--Based on net assets of $22,544,465 and 2,173,854
                        shares of beneficial interest outstanding .................                      $       10.37
                                                                                                         =============

      See Notes to Financial Statements.


12      MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND       JANUARY 31, 2004

Statement of Operations

For the Six Months Ended January 31, 2004
======================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------
                       Interest ...................................................                      $   4,536,528
                       Dividends from affiliates ..................................                              9,204
                       Dividends ..................................................                                469
                                                                                                         -------------
                       Total income ...............................................                          4,546,201
                                                                                                         -------------
======================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ...................................    $     422,003
                       Account maintenance and distribution fees--Class B .........          141,161
                       Accounting services ........................................           49,304
                       Account maintenance and distribution fees--Class C .........           44,892
                       Professional fees ..........................................           33,231
                       Account maintenance fees--Class A ..........................           29,853
                       Printing and shareholder reports ...........................           24,076
                       Registration fees ..........................................           17,511
                       Transfer agent fees--Class B ...............................           12,440
                       Transfer agent fees--Class A ...............................           11,238
                       Trustees' fees and expenses ................................            7,150
                       Custodian fees .............................................            5,960
                       Pricing fees ...............................................            5,201
                       Transfer agent fees--Class I ...............................            4,203
                       Transfer agent fees--Class C ...............................            3,269
                       Other ......................................................            8,229
                                                                                       -------------
                       Total expenses before reimbursement ........................          819,721
                       Reimbursement of expenses ..................................           (2,252)
                                                                                       -------------
                       Total expenses after reimbursement .........................                            817,469
                                                                                                         -------------
                       Investment income--net .....................................                          3,728,732
                                                                                                         -------------
======================================================================================================================
Realized & Unrealized Gain on Investments--Net
----------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net ..........................                             77,633
                       Change in unrealized appreciation on investments--net ......                          4,530,307
                                                                                                         -------------
                       Total realized and unrealized gain on investments--net .....                          4,607,940
                                                                                                         -------------
                       Net Increase in Net Assets Resulting from Operations .......                      $   8,336,672
                                                                                                         =============

      See Notes to Financial Statements.


        MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND       JANUARY 31, 2004      13

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets

                                                                                        For the Six         For the
                                                                                        Months Ended       Year Ended
                                                                                         January 31,        July 31,
Increase (Decrease) in Net Assets:                                                          2004              2003
======================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------
                       Investment income--net .....................................    $   3,728,732     $   7,829,442
                       Realized gain on investments--net ..........................           77,633         1,750,211
                       Change in unrealized appreciation on investments--net ......        4,530,307        (3,989,228)
                                                                                       -------------------------------
                       Net increase in net assets resulting from operations .......        8,336,672         5,590,425
                                                                                       -------------------------------
======================================================================================================================
Dividends to Shareholders
----------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class A .................................................       (1,503,020)       (2,726,805)
                          Class B .................................................       (1,309,083)       (3,195,112)
                          Class C .................................................         (338,914)         (630,460)
                          Class I .................................................         (573,293)       (1,270,981)
                                                                                       -------------------------------
                       Net decrease in net assets resulting from dividends to
                        shareholders ..............................................       (3,724,310)       (7,823,358)
                                                                                       -------------------------------
======================================================================================================================
Beneficial Interest Transactions
----------------------------------------------------------------------------------------------------------------------
                       Net increase (decrease) in net assets derived from
                        beneficial interest transactions ..........................      (10,312,406)        4,435,091
                                                                                       -------------------------------
======================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets ....................       (5,700,044)        2,202,158
                       Beginning of period ........................................      155,520,480       153,318,322
                                                                                       -------------------------------
                       End of period* .............................................    $ 149,820,436     $ 155,520,480
                                                                                       ===============================
                          * Undistributed investment income--net ..................    $     118,353     $     113,931
                                                                                       ===============================

      See Notes to Financial Statements.


14      MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND       JANUARY 31, 2004

Financial Highlights

                                                                                               Class A
                                                                ------------------------------------------------------------------
The following per share data and ratios have been derived       For the Six                           For the
from information provided in the financial statements.          Months Ended                   Year Ended July 31,++
                                                                January 31,     --------------------------------------------------
Increase (Decrease) in Net Asset Value:                             2004           2003          2002          2001          2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...  $  10.04       $  10.19      $  10.13      $   9.71      $  10.06
                                                                 -----------------------------------------------------------------
                       Investment income--net .................       .26+           .52+          .51           .49           .49
                       Realized and unrealized gain (loss) on
                        investments--net ......................       .31           (.15)          .06           .43          (.35)
                                                                 -----------------------------------------------------------------
                       Total from investment operations .......       .57            .37           .57           .92           .14
                                                                 -----------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income--net ..............      (.26)          (.52)         (.51)         (.49)         (.49)
                          In excess of realized gain on
                           investments--net ...................        --             --            --          (.01)           --
                                                                 -----------------------------------------------------------------
                       Total dividends and distributions ......      (.26)          (.52)         (.51)         (.50)         (.49)
                                                                 -----------------------------------------------------------------
                       Net asset value, end of period .........  $  10.35       $  10.04      $  10.19      $  10.13      $   9.71
                                                                 =================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....      5.73%@         3.66%         5.81%         9.72%         1.55%
                                                                 =================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement .........       .88%*          .88%          .89%          .86%          .80%
                                                                 =================================================================
                       Expenses ...............................       .88%*          .88%          .89%          .86%          .80%
                                                                 =================================================================
                       Investment income--net .................      5.03%*         5.08%         5.07%         4.99%         5.07%
                                                                 =================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)  $ 60,619       $ 57,610      $ 43,909      $ 38,564      $ 25,725
                                                                 =================================================================
                       Portfolio turnover .....................     14.74%         45.50%        41.29%        81.27%        79.33%
                                                                 =================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Effective April 14, 2003, Class D Shares were redesignated Class A Shares.
@     Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND       JANUARY 31, 2004      15

[LOGO] Merrill Lynch Investment Managers

                                                                                               Class B
                                                                ------------------------------------------------------------------
The following per share data and ratios have been derived       For the Six                           For the
from information provided in the financial statements.          Months Ended                    Year Ended July 31,
                                                                January 31,     --------------------------------------------------
Increase (Decrease) in Net Asset Value:                             2004           2003          2002          2001          2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...  $  10.06       $  10.20      $  10.14      $   9.73      $  10.08
                                                                 -----------------------------------------------------------------
                       Investment income--net .................       .24+           .48+          .47           .46           .45
                       Realized and unrealized gain (loss) on
                        investments--net ......................       .31           (.14)          .06           .42          (.35)
                                                                 -----------------------------------------------------------------
                       Total from investment operations .......       .55            .34           .53           .88           .10
                                                                 -----------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income--net ..............      (.24)          (.48)         (.47)         (.46)         (.45)
                          In excess of realized gain on
                           investments--net ...................        --             --            --          (.01)           --
                                                                 -----------------------------------------------------------------
                       Total dividends and distributions ......      (.24)          (.48)         (.47)         (.47)         (.45)
                                                                 -----------------------------------------------------------------
                       Net asset value, end of period .........  $  10.37       $  10.06      $  10.20      $  10.14      $   9.73
                                                                 =================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....      5.51%@         3.35%         5.38%         9.16%         1.14%
                                                                 =================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement .........      1.28%*         1.28%         1.29%         1.26%         1.20%
                                                                 =================================================================
                       Expenses ...............................      1.29%*         1.28%         1.29%         1.26%         1.20%
                                                                 =================================================================
                       Investment income--net .................      4.63%*         4.67%         4.65%         4.59%         4.66%
                                                                 =================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)  $ 51,372       $ 61,098      $ 73,034      $ 86,433      $100,059
                                                                 =================================================================
                       Portfolio turnover .....................     14.74%         45.50%        41.29%        81.27%        79.33%
                                                                 =================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
@     Aggregate total investment return.

      See Notes to Financial Statements.


16      MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND       JANUARY 31, 2004

                                                                                               Class C
                                                                ------------------------------------------------------------------
The following per share data and ratios have been derived       For the Six                           For the
from information provided in the financial statements.          Months Ended                    Year Ended July 31,
                                                                January 31,     --------------------------------------------------
Increase (Decrease) in Net Asset Value:                             2004           2003          2002          2001          2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...  $  10.04       $  10.18      $  10.13      $   9.71      $  10.06
                                                                 -----------------------------------------------------------------
                       Investment income--net .................       .23+           .47+          .46           .44           .44
                       Realized and unrealized gain (loss) on
                        investments--net ......................       .31           (.14)          .05           .43          (.35)
                                                                 -----------------------------------------------------------------
                       Total from investment operations .......       .54            .33           .51           .87           .09
                                                                 -----------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income--net ..............      (.23)          (.47)         (.46)         (.44)         (.44)
                          In excess of realized gain on
                           investments--net ...................        --             --            --          (.01)           --
                                                                 -----------------------------------------------------------------
                       Total dividends and distributions ......      (.23)          (.47)         (.46)         (.45)         (.44)
                                                                 -----------------------------------------------------------------
                       Net asset value, end of period .........  $  10.35       $  10.04      $  10.18      $  10.13      $   9.71
                                                                 =================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....      5.46%@         3.24%         5.17%         9.17%         1.04%
                                                                 =================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement .........      1.38%*         1.38%         1.39%         1.36%         1.30%
                                                                 =================================================================
                       Expenses ...............................      1.39%*         1.39%         1.39%         1.36%         1.30%
                                                                 =================================================================
                       Investment income--net .................      4.52%*         4.57%         4.56%         4.49%         4.57%
                                                                 =================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)  $ 15,285       $ 14,759      $ 10,489      $  9,110      $  8,497
                                                                 =================================================================
                       Portfolio turnover .....................     14.74%         45.50%        41.29%        81.27%        79.33%
                                                                 =================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
@     Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND       JANUARY 31, 2004      17

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (concluded)

                                                                                               Class I
                                                                ------------------------------------------------------------------
The following per share data and ratios have been derived       For the Six                           For the
from information provided in the financial statements.          Months Ended                   Year Ended July 31,++
                                                                January 31,     --------------------------------------------------
Increase (Decrease) in Net Asset Value:                             2004           2003          2002          2001          2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...  $  10.06       $  10.20      $  10.14      $   9.73      $  10.08
                                                                 -----------------------------------------------------------------
                       Investment income--net .................       .27+           .53+          .52           .51           .50
                       Realized and unrealized gain (loss) on
                        investments--net ......................       .31           (.14)          .06           .42          (.35)
                                                                 -----------------------------------------------------------------
                       Total from investment operations .......       .58            .39           .58           .93           .15
                                                                 -----------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income--net ..............      (.27)          (.53)         (.52)         (.51)         (.50)
                          In excess of realized gain on
                           investments--net ...................        --             --            --          (.01)           --
                                                                 -----------------------------------------------------------------
                       Total dividends and distributions ......      (.27)          (.53)         (.52)         (.52)         (.50)
                                                                 -----------------------------------------------------------------
                       Net asset value, end of period .........  $  10.37       $  10.06      $  10.20      $  10.14      $   9.73
                                                                 =================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....      5.78%@         3.87%         5.91%         9.71%         1.66%
                                                                 =================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement .........       .78%*          .77%          .79%          .76%          .70%
                                                                 =================================================================
                       Expenses ...............................       .78%*          .78%          .79%          .76%          .70%
                                                                 =================================================================
                       Investment income--net .................      5.13%*         5.18%         5.16%         5.10%         5.17%
                                                                 =================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)  $ 22,544       $ 22,053      $ 25,886      $ 29,053      $ 30,242
                                                                 =================================================================
                       Portfolio turnover .....................     14.74%         45.50%        41.29%        81.27%        79.33%
                                                                 =================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Effective April 14, 2003, Class A Shares were redesignated Class I Shares.
@     Aggregate total investment return.

      See Notes to Financial Statements.


18      MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND       JANUARY 31, 2004

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch Florida Municipal Bond Fund (the "Fund") is part of Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its related net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds are traded primarily in the over-the-counter markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained by the Fund's pricing service from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued by quoted fair values received daily by the Fund from the counterparty. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.


        MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND       JANUARY 31, 2004      19

[LOGO] Merrill Lynch Investment Managers

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(e) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Expenses -- Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion. For the six months ended January 31, 2004, FAM reimbursed the Fund in the amount of $2,252.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class A ................................               .10%              --
Class B ................................               .25%             .25%
Class C ................................               .25%             .35%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2004, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                      FAMD                MLPF&S
--------------------------------------------------------------------------------
Class A ..............................               $1,315               $8,480
Class I ..............................               $  179               $1,690
--------------------------------------------------------------------------------

For the six months ended January 31, 2004, MLPF&S received contingent deferred sales charges of $62,591 and $2,872 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $717 relating to transactions subject to front-end sales charge waivers in Class A Shares.

In addition, MLPF&S received $1,549 in commissions on the execution of portfolio security transactions for the Fund for the six months ended January 31, 2004.


20      MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND       JANUARY 31, 2004

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended January 31, 2004, the Fund reimbursed FAM $1,605 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2004 were $21,625,782 and $31,433,147, respectively.

Net realized gains for the six months ended January 31, 2004 and net unrealized gains as of January 31, 2004 were as follows:

-------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                                    Gains              Gains
-------------------------------------------------------------------------------
Long-term investments ....................      $     77,633       $  7,611,367
                                                -------------------------------
Total ....................................      $     77,633       $  7,611,367
                                                ===============================

As of January 31, 2004, net unrealized appreciation for Federal income tax purposes aggregated $7,586,790, of which $7,936,446 related to appreciated securities and $349,656 related to depreciated securities. The aggregate cost of investments at January 31, 2004 for Federal income tax purposes was $140,570,731.

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $(10,312,406) and $4,435,091 for the six months ended January 31, 2004 and for the year ended July 31, 2003, respectively.

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended January 31, 2004                              Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           194,979       $  1,994,498
Automatic conversion of shares ...........           514,759          5,240,532
Shares issued to shareholders in
  reinvestment of dividends ..............            62,173            635,675
                                                -------------------------------
Total issued .............................           771,911          7,870,705
Shares redeemed ..........................          (653,445)        (6,652,455)
                                                -------------------------------
Net increase .............................           118,466       $  1,218,250
                                                ===============================

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended July 31, 2003                                 Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         1,547,946       $ 15,889,188
Automatic conversion of shares ...........           821,171          8,470,978
Shares issued to shareholders in
  reinvestment of dividends ..............           100,849          1,038,009
                                                -------------------------------
Total issued .............................         2,469,966         25,398,175
Shares redeemed ..........................        (1,044,034)       (10,756,232)
                                                -------------------------------
Net increase .............................         1,425,932       $ 14,641,943
                                                ===============================

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended January 31, 2004                              Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           203,536       $  2,083,813
Shares issued to shareholders in
  reinvestment of dividends ..............            43,282            443,003
                                                -------------------------------
Total issued .............................           246,818          2,526,816
Automatic conversion of shares ...........          (513,948)        (5,240,532)
Shares redeemed ..........................          (853,080)        (8,719,035)
                                                -------------------------------
Net decrease .............................        (1,120,210)      $(11,432,751)
                                                ===============================

-------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended July 31, 2003                                 Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           934,159       $  9,639,968
Shares issued to shareholders in
  reinvestment of dividends ..............           112,118          1,154,469
                                                -------------------------------
Total issued .............................         1,046,277         10,794,437
Automatic conversion of shares ...........          (819,750)        (8,470,978)
Shares redeemed ..........................        (1,311,339)       (13,502,533)
                                                -------------------------------
Net decrease .............................        (1,084,812)      $(11,179,074)
                                                ===============================

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended January 31, 2004                              Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           142,913       $  1,461,223
Shares issued to shareholders in
  reinvestment of dividends ..............            15,669            160,168
                                                -------------------------------
Total issued .............................           158,582          1,621,391
Shares redeemed ..........................          (151,989)        (1,542,833)
                                                -------------------------------
Net increase .............................             6,593       $     78,558
                                                ===============================

-------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended July 31, 2003                                 Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           632,468       $  6,510,644
Shares issued to shareholders in
  reinvestment of dividends ..............            28,425            292,402
                                                -------------------------------
Total issued .............................           660,893          6,803,046
Shares redeemed ..........................          (221,052)        (2,269,789)
                                                -------------------------------
Net increase .............................           439,841       $  4,533,257
                                                ===============================


        MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND       JANUARY 31, 2004      21

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (concluded)

-------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended January 31, 2004                              Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           145,555       $  1,498,354
Shares issued to shareholders in
  reinvestment of dividends ..............            22,845            234,006
                                                -------------------------------
Total issued .............................           168,400          1,732,360
Shares redeemed ..........................          (186,866)        (1,908,823)
                                                -------------------------------
Net decrease .............................           (18,466)      $   (176,463)
                                                ===============================

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended July 31, 2003                                 Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           202,678       $  2,091,809
Shares issued to shareholders in
  reinvestment of dividends ..............            58,654            604,123
                                                -------------------------------
Total issued .............................           261,332          2,695,932
Shares redeemed ..........................          (606,376)        (6,256,967)
                                                -------------------------------
Net decrease .............................          (345,044)      $ (3,561,035)
                                                ===============================

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the six months ended January 31, 2004.

6. Capital Loss Carryforward:

On July 31, 2003, the Fund had a net capital loss carryforward of $7,525,890, of which $2,275,703 expires in 2004, $4,131,859 expires in 2008 and $1,118,328 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.


22      MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND       JANUARY 31, 2004

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


        MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND       JANUARY 31, 2004      23

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

Merrill Lynch Florida Municipal Bond Fund of
Merrill Lynch Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

                                                                  #16031 -- 1/04

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Reserved

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits attached hereto

11(a) - Not Applicable

11(b) - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust


        By: /s/ Terry K. Glenn
            -------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

        Date: March 19, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            -------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

        Date: March 19, 2004


        By: /s/ Donald C. Burke
            -------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

        Date: March 19, 2004